Taxation - Summary of Deferred Tax Assets and Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018 [1]	Dec. 31, 2017 [1]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	€ 1,336	€ 1,152
Liabilities	(2,573)	(1,900)
Total	(1,237)	(748)	€ (770)
More than 1 year [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	1,030	856
Liabilities	(2,681)	(2,027)
Total	(1,651)	(1,171)
Pensions and similar obligations [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	402	334
Liabilities	(130)	70
Total	272	404	316
Provisions and accruals [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	495	578
Liabilities	261	243
Total	756	821	653
Goodwill and intangible assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	248	41
Liabilities	(2,344)	(1,952)
Total	(2,096)	(1,911)	(1,652)
Accelerated tax depreciation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	(67)	(64)
Liabilities	(618)	(615)
Total	(685)	(679)	(679)
Tax losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	153	126
Liabilities	31	4
Total	184	130	130
Fair value gains [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	(14)	12
Liabilities	(36)	143
Total	(50)	155	100
Fair value losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets		2
Liabilities	15	20
Total	15	22	24
Share-based payments [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	31	59
Liabilities	125	116
Total	156	175	194
Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	60	29
Liabilities	101	48
Total	161	77	86
Lease liability [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	170	245
Liabilities	149	183
Total	319	428	441
Right of use asset [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	(142)	(210)
Liabilities	(127)	(160)
Total	€ (269)	€ (370)	€ (383)

[1]	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.